FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 73,920	$ 50,592
Financial liabilities	5,747	1,342
Financial assets at fair value through profit or loss: Foreign exchange forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		6
Financial liabilities at fair value through other comprehensive income: Cash flow hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		58
Financial liabilities measured at amortized cost: Bank loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	746	1,140
Financial liabilities measured at amortized cost: Leases [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,001	138
Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,747	1,278
Financial assets at fair value through profit or loss: Foreign exchange forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2
Financial assets at fair value through other comprehensive income: Cash flow hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	13
Financial assets at fair value through other comprehensive income: Marketable debt securities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,832	10,324
Financial assets at cost: Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	42,662	18,093
Financial assets at cost: Short term bank deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,413	22,175
Total assets measured at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 73,920	$ 50,592